Provisions	12 Months Ended
Nov. 30, 2020
Disclosure of other provisions [abstract]
Provisions
15.	Provisions

	Chargebacks and rebates	Returns	Other	Total

Balance as at December 1, 2018	$895	$119	$-	$1,014

Provisions made	10,818	174	55	11,047

Provisions used	(9,531)	(46)	-	(9,577)

Balance as at November 30, 2019	$2,182	$247	$55	$2,484

Provisions made	10,314	948	2,973	14,235

Provisions used	(10,818)	(935)	(3,019)	(14,772)

Balance as at November 30, 2020	$1,678	$260	$9	$1,947